Mezzanine Equity And Stockholders' Deficit - Schedule of Series C-1 preferred stock warrants (Detail) - Series C One Redeemable Convertible Preferred Stock Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Beginning Outstanding and exercisable (Number of Warrants)	2,936,933
Warrants issued		3,030,830
Warrants exercised		(93,897)
Ending Outstanding and exercisable (Number of Warrants)	2,936,933	2,936,933
Beginning Outstanding and exercisable (Weighted Average Exercise Price)	$ 0.16
Warrants issued		$ 0.16
Warrants exercised		0.11
Ending Outstanding and exercisable (Weighted Average Exercise Price)	$ 0.16	$ 0.16
Weighted Average Remaining Contractual Life in Years	9 years 5 months 26 days	9 years 8 months 23 days